SEMI ANNUAL REPORT

JUNE 30, 2000






TEMPLETON DEVELOPING MARKETS TRUST





[FRANKLIN TEMPLETON INVESTMENTS LOGO]

[FRANKLIN TEMPLETON 50 YEAR SEAL]


      Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.





[MARK MOBIUS PICTURE]


MARK MOBIUS, PH.D.
President
Templeton Developing
Markets Trust


Mark Mobius has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of business practices and customs unique to developing nations.



--------------------------------------------------------------------------------
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Now you can access online information about your fund, including this
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resource for fund literature, prices and performance, investor information and around-the-clock account services.
--------------------------------------------------------------------------------

SHAREHOLDER LETTER


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YOUR FUND'S GOAL: TEMPLETON DEVELOPING MARKETS TRUST SEEKS LONG-TERM CAPITAL
APPRECIATION BY INVESTING, UNDER NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN EQUITY SECURITIES OF DEVELOPING MARKET ISSUERS.
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for Templeton Developing Markets Trust covers the six-month period ending June 30, 2000. During the reporting period, emerging market economies generally performed well. In Asia, China was granted permanent trade status by the U.S. Congress, putting it one step closer to entering the World Trade Organization. The economies of South Korea and Thailand continued to recover and the International Monetary Fund, commending Indonesia for its efforts in bringing about economic reforms, resumed loan disbursements to the country. Elsewhere in the region, Hong Kong's unemployment rate fell as its economy expanded by an annualized rate of 14.3% in the first quarter of 2000. However, trade figures indicated that imports were rising more rapidly than exports, which could lead to a widening trade deficit.




CONTENTS


Shareholder Letter ............................        1

Performance Summary ...........................        5

Financial Highlights & Statement of Investments        7

Financial Statements ..........................       19

Notes to the Financial Statements .............       22

Tax Designation ...............................       27


[FUND CATEGORY PYRAMID]


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 11.

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/00



Asia                                           41.8%
Latin America                                  25.9%
Mid-East/Africa                                14.9%
Europe                                         11.8%
Short-Term Investments & Other Net Assets       5.6%


Most Latin American economies performed relatively well. Investor confidence in Mexico increased mainly due to slower inflation and lower interest rates. Moreover, Moody's(R), an independent credit rating agency, assigned Mexico a coveted investment-grade rating, potentially lowering the country's financing costs as well as making it eligible for investment by a broad group of U.S. institutional investors normally unable to invest in emerging markets. Investor confidence in Argentina also rose primarily due to support from the International Monetary Fund's higher than expected US$7.4 billion standby facility arrangement. In addition, the country's Lower House approved a labor reform bill, which could lead to increased productivity and employment. And in Brazil, economic figures released during the period indicated a narrowing trade deficit, falling unemployment and strong GDP growth -- all signs of a steady recovery.

During the six months under review, South Africa's economy was marked by falling interest rates and rising commodity prices. Its government announced plans to accelerate the privatization of state-owned companies and to raise US$6 billion by 2004, primarily through foreign direct investment.

In Eastern Europe, Russia's first-quarter gross domestic product (GDP) jumped an annualized 8.4%, while investment growth, GDP growth and slowing inflation continued to demonstrate the strength of Hungary's economy.

After recovering strongly in 1999, the first half of 2000 saw equity markets in most emerging-market countries give back some of those gains. Rising interest rates, a significant correction in technology stocks and other equities, and an apparent lack of confidence in developing countries' equity markets contributed to their negative performances. For the period, the MSCI Emerging Markets Free Index, one of the Fund's benchmarks, was down 9.0%.(1)

Within this environment, Templeton Developing Markets Trust - Class A posted a -15.65% six-month cumulative total return as shown in the Performance Summary on page 5.

Throughout the period, we selectively sold holdings and increased the Fund's cash position from 0.8% of total net assets on January 1, 2000, to 5.6% at the period's end. However, taking advantage of declining equity prices and the bargains we believed they represented, we did add several European positions to the Fund's portfolio. In our opinion, aspirations for membership in the European Union will probably push most Eastern European economies to strive for better results, which could lead to further reforms and restructuring. This, in turn, could lead to positive gains for Eastern Europe and its neighbors. On June 30, our holdings in South Africa comprised the Fund's largest weighting at 13.0% of total net assets, followed by Brazil (10.9%), South Korea (10.9%), Mexico (9.5%) and Thailand (6.5%).

Looking forward, we will continue with our bottom-up investment style, choosing stocks that are selling at prices below our estimate of their true value. Although we cannot predict what any particular stock will do in the short term, we believe that over the long term most emerging-market economies should continue to grow and that, despite volatility, improved corporate governance and better economic efficiencies could benefit prices of emerging-market stocks for years to come.




TOP 10 HOLDINGS
6/30/00

COMPANY                                          % OF TOTAL
SECTOR, COUNTRY                                   NET ASSETS
---------------------------------------------------------------
Cemex SA                                             3.8%
Construction Materials, Mexico

Centrais Eletricas Brasileiras SA
(Eletrobras)                                         2.8%
Electric Utilities, Brazil

Samsung Electronics Co. Ltd                          2.7%
Semiconductor Equipment &
Products, South Korea

Grupo Financiero Banamex
Accival SA de CV                                     2.7%
Banks, Mexico

Korea Electric Power Corp.                           2.4%
Electric Utilities, South Korea

Cheung Kong Holdings Ltd.                            2.0%
Real Estate, Hong Kong

Akbank                                               1.8%
Banks, Turkey

Telefonos de Mexico SA (Telmex)                      1.8%
Diversified Telecommunication
Services, Mexico

South African Breweries PLC                          1.6%
Beverages, South Africa

Sasol Ltd.                                           1.6%
Oil & Gas, South Africa


1. Source: Morgan Stanley Capital International. MSCI Emerging Markets Free Index is a market capitalization-weighted equity index comprising 26 of the 48 countries in the MSCI universe. "Free" denotes investment opportunities in the developing world available to foreign investors.

TOP 10 COUNTRIES
6/30/00


                      % OF TOTAL
COUNTRY               NET ASSETS
--------------------------------
South Africa           13.0%
Brazil                 10.9%
South Korea            10.9%
Mexico                  9.5%
Thailand                6.5%
Singapore               5.5%
Turkey                  5.1%
Hong Kong               4.7%
Indonesia               4.3%
Poland                  3.8%

Of course, investing in any emerging market securities involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political developments and the relatively small size and lesser liquidity of these markets. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same terms as used in managing other Franklin Templeton funds. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. In fact, the Hong Kong equity market has increased 924% in the last 15 years, but has suffered five declines of more than 20% during that time.(2) These special risks and other considerations are discussed in the Fund's prospectus.

Thank you for investing in the Templeton Developing Markets Trust. We appreciate your confidence and welcome your comments.

Sincerely,



/s/J. MARK MOBIUS


J. Mark Mobius
President
Templeton Developing Markets Trust



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, sector, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

2. Source: Hang Seng Index. Based on quarterly percentage price change over 15 years ended 6/30/00. Market return is measured in U.S.-dollar terms and does not include reinvested dividends.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 6/30/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
Six-Month Total Return                      - 15.65%
Net Asset Value (NAV)                       $13.12 (6/30/00)            $15.61 (12/31/99)
Change in NAV                               - $2.49

Distributions (1/1/00 - 6/30/00)            Dividend Income             $0.0531


CLASS B
Six-Month Total Return                      - 15.96%
Net Asset Value (NAV)                       $12.97 (6/30/00)            $15.47 (12/31/99)
Change in NAV                               - $2.50

Distributions (1/1/00 - 6/30/00)            Dividend Income             $0.0345


CLASS C
Six-Month Total Return                      - 15.95%
Net Asset Value (NAV)                       $12.91 (6/30/00)            $15.36 (12/31/99)
Change in NAV                               - $2.45


ADVISOR CLASS
Six-Month Total Return                      - 15.55%
Net Asset Value (NAV)                       $13.11 (6/30/00)            $15.62 (12/31/99)
Change in NAV                               - $2.51

Distributions (1/1/00 - 6/30/00)            Dividend Income             $0.0903



--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a Rule 12b-1 plan, which affects subsequent performance. Past expense reductions by the Fund's Manager increased the Fund's total returns. Without this reduction, the Fund's total return would have been lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/1/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97(commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -5.17% and -1.51%, respectively.



--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



ADDITIONAL PERFORMANCE


                                                                                                 INCEPTION
CLASS A                                        1-YEAR                    5-YEAR                  (10/17/91)
Cumulative Total Return(1)                    - 6.28%                    +13.57%                   +67.21%
Average Annual Total Return(2)               - 11.69%                     +1.37%                    +5.36%
Value of $10,000 Investment(3)                 $8,831                    $10,703                   $15,759

                                                                                                  INCEPTION
CLASS B                                                                  1-YEAR                    (1/1/99)
Cumulative Total Return(1)                                               - 7.00%                   +26.22%
Average Annual Total Return(2)                                          - 10.72%                   +14.36%
Value of $10,000 Investment(3)                                            $8,928                   $12,222

                                                                                                  INCEPTION
CLASS C                                        1-YEAR                    5-YEAR                    (5/1/95)
Cumulative Total Return(1)                    - 6.99%                     +9.56%                   +13.58%
Average Annual Total Return(2)                - 8.84%                     +1.63%                    +2.30%
Value of $10,000 Investment(3)                 $9,116                    $10,844                   $11,246

                                                                                                  INCEPTION
ADVISOR CLASS(4)                               1-YEAR                    5-YEAR                   (10/17/91)
Cumulative Total Return(1)                    - 6.05%                    +14.41%                   +68.44%
Average Annual Total Return(2)                - 6.05%                     +2.73%                    +6.17%
Value of $10,000 Investment(3)                 $9,395                    $11,441                   $16,844



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.




Past performance does not guarantee future results.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights

                                                                                CLASS A
                                          -----------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                             YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2000    ------------------------------------------------------------------
                                           (UNAUDITED)        1999          1998          1997          1996          1995
                                          -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period..............................         $15.61          $10.30        $12.94        $15.40        $13.01        $13.42
                                          -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income................            .05             .06           .17           .16           .16           .21
 Net realized and unrealized gains
   (losses)...........................          (2.49)           5.25         (2.57)        (1.62)         2.75          (.18)
                                          -----------------------------------------------------------------------------------
Total from investment operations......          (2.44)           5.31         (2.40)        (1.46)         2.91           .03
                                          -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income................           (.05)             --          (.19)         (.16)         (.17)         (.20)
 In excess of net investment income...             --              --            --            --          (.01)           --
 Net realized gains...................             --              --          (.05)         (.53)         (.34)         (.24)
 In excess of net realized gains......             --              --            --          (.31)           --            --
                                          -----------------------------------------------------------------------------------
Total distributions...................           (.05)             --          (.24)        (1.00)         (.52)         (.44)
                                          -----------------------------------------------------------------------------------
Net asset value, end of period........         $13.12          $15.61        $10.30        $12.94        $15.40        $13.01
                                          ===================================================================================
Total Return*.........................       (15.65)%          51.55%      (18.72)%       (9.41)%        22.51%          .36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....     $2,288,810      $2,958,324    $2,172,954    $3,444,029    $3,308,753    $2,147,664
Ratios to average net assets:
 Expenses.............................          2.03%**         2.02%         2.11%         1.96%         2.03%         2.10%
 Net investment income................           .78%**          .45%         1.40%          .99%         1.16%         1.66%
Portfolio turnover rate...............         47.47%          45.82%        37.51%        30.06%        12.47%         9.76%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Based on average weighted shares outstanding effective year ended December 31, 1999.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                               CLASS B
                                                                --------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1999+
                                                                  ------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $15.47              $10.30
                                                                --------------------------------------
Income from investment operations:
 Net investment income (loss)...............................             .01                (.06)
 Net realized and unrealized gains (losses).................           (2.48)               5.23
                                                                --------------------------------------
Total from investment operations............................           (2.47)               5.17
                                                                --------------------------------------
Less distributions from net investment income...............            (.03)                 --
                                                                --------------------------------------
Net asset value, end of period..............................          $12.97              $15.47
                                                                ======================================
Total Return*...............................................        (15.96)%              50.19%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $14,418             $13,862
Ratios to average net assets:
 Expenses...................................................           2.72%**             2.76%**
 Net investment income (loss)...............................            .14%**            (.47)%**
Portfolio turnover rate.....................................          47.47%              45.82%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding effective year ended December 31, 1999.
 8

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                   CLASS C
                                                   ------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                        YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2000    -------------------------------------------------------
                                                    (UNAUDITED)       1999        1998        1997        1996       1995+
                                                   ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period...........        $15.36         $10.21      $12.81      $15.27      $12.95     $13.10
                                                   ------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)..................           .01           (.03)        .07         .09         .17        .02
 Net realized and unrealized gains (losses)....         (2.46)          5.18       (2.51)      (1.64)       2.60        .19
                                                   ------------------------------------------------------------------------
Total from investment operations...............         (2.45)          5.15       (2.44)      (1.55)       2.77        .21
                                                   ------------------------------------------------------------------------
Less distributions from:
 Net investment income.........................            --             --        (.11)       (.07)       (.10)      (.18)
 In excess of net investment income............            --             --          --          --        (.01)        --
 Net realized gains............................            --             --        (.05)       (.53)       (.34)      (.18)
 In excess of net realized gains...............            --             --          --        (.31)         --         --
                                                   ------------------------------------------------------------------------
Total distributions............................            --             --        (.16)       (.91)       (.45)      (.36)
                                                   ------------------------------------------------------------------------
Net asset value, end of period.................        $12.91         $15.36      $10.21      $12.81      $15.27     $12.95
                                                   ========================================================================
Total Return*..................................      (15.95)%         50.44%    (19.20)%    (10.10)%      21.58%      1.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............      $290,161       $385,584    $294,588    $402,542    $226,629    $41,012
Ratios to average net assets:
 Expenses......................................         2.71%**        2.73%       2.78%       2.69%       2.74%      2.73%**
 Net investment income (loss)..................          .10%**       (.26)%        .76%        .21%        .33%       .19%**
Portfolio turnover rate........................        47.47%         45.82%      37.51%      30.06%      12.47%      9.76%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to December 31, 1995.
++Based on average weighted shares outstanding effective year ended December 31, 1999.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                   ADVISOR CLASS
                                                                ---------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED             YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 2000    ----------------------------------
                                                                 (UNAUDITED)       1999        1998          1997+
                                                                ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $15.62         $10.28      $12.93        $15.43
                                                                ---------------------------------------------------
Income from investment operations:
 Net investment income......................................           .08            .09         .23           .17
 Net realized and unrealized gains (losses).................         (2.50)          5.25       (2.60)        (1.63)
                                                                ---------------------------------------------------
Total from investment operations............................         (2.42)          5.34       (2.37)        (1.46)
                                                                ---------------------------------------------------
Less distributions from:
 Net investment income......................................          (.09)            --        (.23)         (.20)
 Net realized gains.........................................            --             --        (.05)         (.53)
 In excess of net realized gains............................            --             --          --          (.31)
                                                                ---------------------------------------------------
Total distributions.........................................          (.09)            --        (.28)        (1.04)
                                                                ---------------------------------------------------
Net asset value, end of period..............................        $13.11         $15.62      $10.28        $12.93
                                                                ===================================================
Total Return*...............................................      (15.55)%         51.95%    (18.47)%       (9.36)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................      $179,805       $190,341    $115,494       $98,101
Ratios to average net assets:
 Expenses...................................................         1.71%**        1.74%       1.78%         1.69%**
 Net investment income......................................         1.14%**         .72%       1.82%         1.04%**
Portfolio turnover rate.....................................        47.47%         45.82%      37.51%        30.06%

*Total return is not annualized.
**Annualized.
+For the period January 1, 1997 (effective date) to December 31, 1997.
++Based on average weighted shares outstanding effective year ended December 31, 1999.
                       See Notes to Financial Statements.
 10

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                  INDUSTRY                     SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 94.4%
ARGENTINA 3.1%
*Molinos Rio de la Plata SA, B...................              Food Products                    6,164,435     $   11,714,769
PC Holdings SA, B................................                Oil & Gas                     12,171,417         22,278,149
*Quilmes Industrial SA, ADR......................                Beverages                      1,097,610         12,210,911
Telecom Argentina Stet-France SA, B, ADR.........  Diversified Telecommunication Services       1,258,286         34,602,863
Transportadora de Gas del Sur SA, B, ADR.........              Gas Utilities                      556,710          5,010,390
                                                                                                              --------------
                                                                                                                  85,817,082
                                                                                                              --------------
AUSTRIA 2.2%
Austria Tabak AG.................................                 Tobacco                          28,320          1,053,273
Bank Austria AG..................................                  Banks                          788,945         38,583,616
Bbag Oesterreichische Brau-Beteiligungs AG.......                Beverages                          9,900            450,664
Mayr-Melnhof Karton AG...........................          Containers & Packaging                  57,962          2,752,978
OMV AG...........................................                Oil & Gas                        195,120         17,019,976
                                                                                                              --------------
                                                                                                                  59,860,507
                                                                                                              --------------
BRAZIL 10.9%
Banco Bradesco SA, pfd. .........................                  Banks                    4,424,569,697         38,506,497
Brasil Telecom Participacoes SA, pfd. ...........  Diversified Telecommunication Services     536,137,000          7,756,750
Centrais Eletricas Brasileiras SA
  (Electrobras)..................................            Electric Utilities               121,024,000          2,482,200
Centrais Eletricas Brasileiras SA (Electrobras),
  B, pfd. .......................................            Electric Utilities             3,425,490,470         75,763,340
Cia Cervejaria Brahma, pfd. .....................                Beverages                      2,416,000          2,049,047
Cia Energetica de Minas Gerais Cemig, Br.,
  pfd. ..........................................            Electric Utilities               700,679,000         12,234,694
*Cia Vale do Rio Doce, A, pfd. ..................             Metals & Mining                     972,377         27,435,693
Companhia Paranaense de Energia-Copel, B,
  pfd. ..........................................            Electric Utilities             1,103,715,000         10,400,858
*Companhia Riograndense de Telecom, A, pfd. .....  Diversified Telecommunication Services      25,960,000          8,778,049
Copene-Petroquimica do Nordeste SA, A, pfd. .....                Chemicals                     26,261,844          9,783,410
+Duratex SA, pfd. ...............................            Building Products                359,522,800         11,459,291
Eletropaulo Metropolitana SA, pfd. ..............            Electric Utilities                71,969,000          5,066,554
Empresa Brasileira de Aeronautica SA.............           Aerospace & Defense                 2,222,000         13,536,463
Investimentos Itau SA, pfd. .....................         Industrial Conglomerates             31,435,732         30,494,751
Tele Celular Sul Participacoes SA, pfd. .........   Wireless Telecommunication Services       152,381,000            734,875
Tele Norte Leste Participacoes SA, pfd. .........  Diversified Telecommunication Services   1,252,631,130         29,336,843
Unibanco Uniao de Bancos Brasileiros SA, GDR.....                  Banks                          616,582         17,726,733
                                                                                                              --------------
                                                                                                                 303,546,048
                                                                                                              --------------
CHILE .8%
*Cia de Telecomunicaciones de Chile SA, ADR......  Diversified Telecommunication Services         811,199         14,702,982
*Enersis SA, ADR.................................            Electric Utilities                   256,432          5,112,613
*Madeco Manufacturera de Cobre SA, ADR...........             Metals & Mining                     275,470          2,100,459
                                                                                                              --------------
                                                                                                                  21,916,054
                                                                                                              --------------
CHINA .1%
Shandong Huaneng Power Development Co. Ltd.,
  ADR............................................            Electric Utilities                   511,300          2,141,069
Shanghai Petrochemical Co. Ltd., H...............                Chemicals                      1,734,000            235,788
                                                                                                              --------------
                                                                                                                   2,376,857
                                                                                                              --------------

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                     SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
COLOMBIA .5%
Cementos Argos SA................................          Construction Materials               3,026,174     $    5,370,037
Compania Nacional de Chocolates SA...............              Food Products                    1,796,520          4,792,387
Compania Suramericana de Inversiones SA..........          Diversified Financials               6,049,851          4,350,392
                                                                                                              --------------
                                                                                                                  14,512,816
                                                                                                              --------------
CROATIA
Pliva D D, GDR...................................             Pharmaceuticals                      75,200            776,440
                                                                                                              --------------
CZECH REPUBLIC 1.2%
*Cesky Telecom AS................................  Diversified Telecommunication Services         139,828          2,369,532
*CEZ AS..........................................            Electric Utilities                10,861,060         28,785,533
Tabak AS.........................................                 Tobacco                          10,574          1,650,187
                                                                                                              --------------
                                                                                                                  32,805,252
                                                                                                              --------------
EGYPT .8%
*Al Ahram Beverages Co., GDR.....................                Beverages                        357,819          6,145,541
Commercial International Bank Ltd. ..............                  Banks                          916,529          9,769,234
*Suez Cement Co. ................................          Construction Materials                 262,482          2,743,353
*Suez Cement Co., GDR............................          Construction Materials                 357,720          3,577,200
                                                                                                              --------------
                                                                                                                  22,235,328
                                                                                                              --------------
ESTONIA .2%
Eesti Telekom AS, GDR............................  Diversified Telecommunication Services          30,850            620,085
Hansabank Ltd. ..................................                  Banks                          659,800          4,958,487
                                                                                                              --------------
                                                                                                                   5,578,572
                                                                                                              --------------
FINLAND
Hartwall OYJ, A..................................                Beverages                         38,020            765,327
                                                                                                              --------------
GREECE .4%
Hellenic Telecommunications Organization SA......  Diversified Telecommunication Services         450,510         11,364,343
                                                                                                              --------------
HONG KONG 4.7%
Cheung Kong Holdings Ltd. .......................               Real Estate                     4,992,000         55,233,282
*China Aerospace International Holdings Ltd. ....         Industrial Conglomerates             14,918,200          2,315,629
Dairy Farm International Holdings Ltd. ..........          Food & Drug Retailing               12,525,804          7,515,482
Hang Lung Development Co. Ltd. ..................               Real Estate                     8,513,000          6,607,013
Henderson China Holdings Ltd. ...................               Real Estate                        10,000              5,003
Hong Kong & Shanghai Hotels Ltd. ................       Hotels Restaurants & Leisure            1,100,000            638,526
Hong Kong Land Holdings Ltd. ....................               Real Estate                     3,662,000          5,859,200
HSBC Holdings PLC................................                  Banks                        1,624,973         18,552,538
Hutchison Whampoa Ltd. ..........................          Diversified Financials               1,462,200         18,382,307
Jardine Matheson Holdings Ltd. ..................          Food & Drug Retailing                2,503,680         10,966,118
Jardine Strategic Holdings Ltd. .................          Diversified Financials                 659,687          1,972,464

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                     SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
HONG KONG (CONT.)
Shangri-La Asia Ltd. ............................       Hotels Restaurants & Leisure              738,000     $      870,986
Swire Pacific Ltd., A............................          Diversified Financials                 450,000          2,632,355
                                                                                                              --------------
                                                                                                                 131,550,903
                                                                                                              --------------
HUNGARY 2.3%
*Borsodchem RT...................................                Chemicals                        371,481         11,522,984
Egis RT..........................................             Pharmaceuticals                      68,328          2,871,295
*Fotex First Hungarian American Photo Service
  Co. ...........................................             Specialty Retail                    170,061            198,718
*Fotex First Hung-Amer Photo Co., cvt., 12.00%,
  5/11/00........................................             Specialty Retail                     32,000             32,000
Gedeon Richter Ltd. .............................             Pharmaceuticals                     333,067         18,035,476
*Graphisoft NV...................................    Electronic Equipment & Instruments             7,393            139,606
Matav RT.........................................  Diversified Telecommunication Services         338,300          2,363,118
Mol Magyar Olay-Es Gazipari RT...................                Oil & Gas                        502,903          6,960,948
OTP Bank.........................................                  Banks                          100,950          5,284,074
+Tiszai Vegyi Kombinat RT........................                Chemicals                      1,224,807         16,953,205
                                                                                                              --------------
                                                                                                                  64,361,424
                                                                                                              --------------
INDIA .9%
Associated Cement Cos. Ltd. .....................          Construction Materials                 326,617            862,376
BSES Ltd. .......................................            Electric Utilities                   368,700          2,026,210
*Colgate-Palmolive Ltd. .........................            Household Products                    27,904            112,497
Grasim Industries Ltd. ..........................         Industrial Conglomerates                423,333          2,712,136
Hindalco Industries Inc. ........................             Metals & Mining                     187,993          3,323,044
Hindustan Petroleum Corporation Ltd. ............                Oil & Gas                        895,240          2,459,919
Mahanagar Telephone Nigam Ltd. ..................  Diversified Telecommunication Services       1,788,700          8,590,645
Tata Engineering & Locomotive Co. ...............               Automobiles                       623,944          1,722,140
*Wipro Ltd. .....................................                 Software                         34,500          2,239,633
                                                                                                              --------------
                                                                                                                  24,048,600
                                                                                                              --------------
INDONESIA 4.3%
*Asia Pulp & Paper Co. Ltd., ADR.................         Paper & Forest Products               2,472,670         12,517,892
*PT Barito Pacific Timber TBK....................         Paper & Forest Products              44,667,000          1,913,753
*PT Gudang Garamm................................                 Tobacco                       2,595,500          4,196,095
*PT Indah Kiat Pulp & Paper Corp. ...............         Paper & Forest Products              79,227,550         16,067,284
*PT Indocement Tunggal Prakarsa..................          Construction Materials              12,520,500          4,613,380
*PT Indofoods Sukses Makmurr.....................              Food Products                   22,797,480         12,437,357
PT Indosat.......................................  Diversified Telecommunication Services      10,998,000         12,942,519
*PT Semen Gresik (Persero).......................          Construction Materials               7,382,763          6,705,852
*PT Sinar Mas Agro Resources & Technology
  Corp. .........................................              Food Products                    1,291,400            564,365
PT Telekomunikasi Indonesia (Persero), B.........  Diversified Telecommunication Services     121,259,360         42,601,832
PT Timah TBK.....................................             Metals & Mining                   8,242,500          2,448,500
*PT Tjiwi Kimia..................................         Paper & Forest Products              13,725,330          2,273,834
                                                                                                              --------------
                                                                                                                 119,282,663
                                                                                                              --------------

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                     SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
ISRAEL 1.1%
*Ampal-American Israel Corp. ....................          Diversified Financials                  19,780     $      296,700
*Crystal Systems Solutions Ltd. .................                 Software                         15,720            148,358
Elron Electronic Industries Ltd. ................    Electronic Equipment & Instruments           116,964          4,368,604
*Formula Systems Ltd. ...........................                 Software                         95,560          5,163,002
*Fundtech Ltd. ..................................                 Software                        221,120          5,749,120
Koor Industries Ltd. ............................         Industrial Conglomerates                 20,755          2,233,081
*Nice Systems Ltd. ..............................         Communications Equipment                 56,680          4,408,907
*Sapiens International Corp. ....................                 Software                          2,000             12,625
*Tecnomatix Technologies Ltd. ...................                 Software                        169,235          2,305,827
*TTI Team Telecom International Ltd. ............      Commercial Services & Supplies              77,000          2,772,000
*Vocaltec Communications Ltd. ...................                 Software                        109,600          2,520,800
                                                                                                              --------------
                                                                                                                  29,979,024
                                                                                                              --------------
MALAYSIA .7%
*Genting Bhd. ...................................       Hotels Restaurants & Leisure            3,556,000         13,101,053
Golden Hope Plantations Bhd. ....................              Food Products                    1,440,000          1,599,158
IOI Corp. Bhd. ..................................              Food Products                    4,978,000          3,916,900
*Resorts World Bhd. .............................       Hotels Restaurants & Leisure              677,000          1,852,842
                                                                                                              --------------
                                                                                                                  20,469,953
                                                                                                              --------------
MEXICO 9.5%
Alfa SA de CV, A.................................         Industrial Conglomerates              2,183,600          4,991,212
Cemex SA.........................................          Construction Materials              22,657,887        106,228,627
DESC SA de CV DESC, B............................         Industrial Conglomerates              4,355,270          2,787,444
*Fomento Economico Mexicano SA de CV Femsa.......                Beverages                        232,571         10,015,089
Grupo Bimbo SA de CV, A..........................              Food Products                    2,305,500          3,630,340
*Grupo Financiero Banamex Accival SA de CV.......                  Banks                       17,458,271         73,426,365
*Grupo Financiero Bancomer SA de CV..............                  Banks                       24,215,187         12,300,090
Telefonos de Mexico SA (Telmex), ADR.............  Diversified Telecommunication Services         848,701         48,482,045
Vitro SA de CV, A................................          Containers & Packaging                 357,388            399,377
                                                                                                              --------------
                                                                                                                 262,260,589
                                                                                                              --------------
PAKISTAN .9%
*Hub Power Co. Ltd. .............................            Electric Utilities                27,416,000          7,637,427
*Pakistan Telecommunications Corp., A............  Diversified Telecommunication Services      34,300,300         17,731,344
                                                                                                              --------------
                                                                                                                  25,368,771
                                                                                                              --------------
PERU
Credicorp Ltd. ..................................                  Banks                          120,700          1,086,300
                                                                                                              --------------

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                     SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
PHILIPPINES 1.9%
Philippine Long Distance Telephone Co., ADR......  Diversified Telecommunication Services       1,258,120     $   22,331,630
*Philippine National Bank........................                  Banks                        3,116,256          4,072,831
*RFM Corp. ......................................              Food Products                   23,805,166          1,266,525
San Miguel Corp., B..............................                Beverages                     19,577,400         24,228,334
                                                                                                              --------------
                                                                                                                  51,899,320
                                                                                                              --------------
POLAND 3.8%
Bank Rozwoju Eksportu SA.........................                  Banks                          130,350          4,040,700
*Bank Slaski SA W Katowicach.....................                  Banks                          148,941          8,019,900
*Elektrim SA.....................................           Electrical Equipment                1,334,250         15,318,599
*Impexmetal SA...................................             Metals & Mining                     282,667          1,888,774
*Optimus SA, D...................................         Computers & Peripherals                  50,000          2,319,173
*Orbis SA........................................       Hotels Restaurants & Leisure              712,700          5,564,133
Polski Koncern Naftowy Orlen SA..................                Oil & Gas                      2,903,700         14,001,768
*Prokom Software SA..............................         IT Consulting & Services                448,047         23,456,881
*Telekomunikacja Polska SA.......................  Diversified Telecommunication Services       3,134,974         22,459,515
Warta SA.........................................                Insurance                        234,936          7,876,155
                                                                                                              --------------
                                                                                                                 104,945,598
                                                                                                              --------------
RUSSIA 1.6%
GAZ Auto Works...................................               Automobiles                        17,970            468,119
GUM Trade House..................................             Multiline Retail                  1,435,000          2,374,925
Lukoil Holdings..................................                Oil & Gas                        113,500          1,450,530
Lukoil Holdings, ADR.............................                Oil & Gas                        386,410         19,127,295
Mosenergo, ADR...................................            Electric Utilities                   213,250            746,375
Mosenergo, GDR...................................            Electric Utilities                   224,027            856,819
Rostelecom, ADR..................................  Diversified Telecommunication Services       1,234,820         16,824,423
Rostelecom, pfd. ................................  Diversified Telecommunication Services       2,610,200          1,868,903
*Unified Energy Systems..........................            Electric Utilities                10,007,200          1,150,828
*Unified Energy Systems, pfd. ...................            Electric Utilities                 1,365,000             62,108
                                                                                                              --------------
                                                                                                                  44,930,325
                                                                                                              --------------
SINGAPORE 5.5%
Cycle & Carriage Ltd. ...........................             Specialty Retail                    169,000            396,842
DBS Group Holdings Ltd. .........................                  Banks                        1,034,234         13,279,349
*First Capital Corp. Ltd. .......................               Real Estate                     2,020,000          1,927,704
Fraser and Neave Ltd. ...........................                Beverages                      7,634,650         27,156,216
*Golden Agri-Resources Ltd. .....................              Food Products                   19,133,000          3,817,747
Keppel Corp. Ltd. ...............................          Diversified Financials              12,619,000         27,296,160
MCL Land Ltd. ...................................               Real Estate                        83,000             63,846
Natsteel Ltd. ...................................         Industrial Conglomerates              9,971,000         13,725,263
Oversea Chinese Banking Corp. Ltd. ..............                  Banks                        3,168,500         21,807,490
Overseas Union Enterprise Ltd. ..................       Hotels Restaurants & Leisure            2,521,950          6,126,194
Sembcorp Industries Ltd. ........................         Industrial Conglomerates              9,598,986         10,437,301
Sembcorp Marine Ltd. ............................                Machinery                     24,126,000          9,069,925

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                     SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
United Industrial Corporation Ltd. ..............               Real Estate                    19,224,000     $    9,061,631
United Overseas Bank Ltd. .......................                  Banks                        1,177,604          7,696,313
                                                                                                              --------------
                                                                                                                 151,861,981
                                                                                                              --------------
SLOVAK REPUBLIC .1%
*Slovnaft AS.....................................                Oil & Gas                        247,604          2,951,512
*Vychodoslovenske Zeleziarne AS..................             Metals & Mining                     134,435            335,619
                                                                                                              --------------
                                                                                                                   3,287,131
                                                                                                              --------------
SOUTH AFRICA 13.0%
*African Bank Investments Ltd. ..................          Diversified Financials               6,555,200          8,566,235
Anglo American PLC...............................             Metals & Mining                     792,911         37,680,815
Barlow Ltd. .....................................         Industrial Conglomerates              4,801,500         28,893,982
CG Smith Ltd. ...................................              Food Products                   12,907,200            190,372
*Comparex Holdings Ltd. .........................         IT Consulting & Services                568,500          1,002,002
De Beers Centenary AG............................             Metals & Mining                     488,800         11,895,575
*Dimension Data Holdings Ltd. ...................         IT Consulting & Services                 97,450            806,334
Fedsure Holdings Ltd. ...........................                Insurance                      2,554,470         12,433,261
Firstrand Ltd. ..................................                  Banks                        2,276,000          2,349,853
Illovo Sugar Ltd. ...............................              Food Products                      152,000            110,973
*Imperial Holdings Ltd. .........................             Specialty Retail                    713,500          5,809,027
*Iscor Ltd. .....................................             Metals & Mining                   6,073,420         10,346,313
Kersaf Investments Ltd. .........................       Hotels Restaurants & Leisure              966,800          3,793,050
Liberty Group Ltd. ..............................                Insurance                      1,955,230         18,600,639
Nampak Ltd. .....................................          Containers & Packaging               6,265,371         13,538,007
Nedcor Ltd. .....................................                  Banks                          264,150          5,547,929
Old Mutual PLC...................................                Insurance                     10,793,430         23,733,226
Palabora Mining Co. Ltd. ........................             Metals & Mining                     194,500          1,058,562
Rembrandt Group Ltd. ............................          Diversified Financials               2,695,570         26,001,516
Reunert Ltd. ....................................    Electronic Equipment & Instruments         1,154,300          1,702,507
Sanlam Ltd. .....................................                Insurance                      9,825,700         11,608,239
*Sappi Ltd. .....................................         Paper & Forest Products               1,659,179         12,480,550
Sasol Ltd. ......................................                Oil & Gas                      6,480,223         43,488,222
*South African Breweries PLC.....................                Beverages                      5,940,798         44,336,929
*Super Group Ltd. ...............................             Specialty Retail                  1,351,400          1,600,552
Tiger Brands Ltd. ...............................              Food Products                    2,854,481         25,597,706
Tongaat-Hulett Group Ltd. .......................              Food Products                    1,482,090          6,503,271
                                                                                                              --------------
                                                                                                                 359,675,647
                                                                                                              --------------
SOUTH KOREA 10.9%
Cheil Jedang Corp. ..............................              Food Products                      167,490          7,675,827
Hana Bank........................................                  Banks                        2,030,471         12,656,015
*Hyundai Electronics Industries Co. .............    Semiconductor Equipment & Products           913,830         18,030,322
*Hyundai Heavy Industries........................                Machinery                        215,550          4,059,595
Hyundai Motor Co. Ltd. ..........................               Automobiles                       293,000          3,757,674
*Korea Data Systems..............................         Computers & Peripherals               1,118,940          5,559,452

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                     SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH KOREA (CONT.)
Korea Electric Power Corp. ......................            Electric Utilities                 2,118,380     $   65,734,802
Korea Telecom Corp. .............................  Diversified Telecommunication Services          12,880          1,134,339
*Korea Telecom Corp., ADR........................  Diversified Telecommunication Services          83,993          4,063,161
LG Chemical Ltd. ................................                Chemicals                        348,510          6,970,044
LG Electronics Inc. .............................            Household Durables                   714,930         20,004,768
Samsung Corp. ...................................     Trading Companies & Distributors            466,160          4,017,666
Samsung Electronics Co. Ltd. ....................    Semiconductor Equipment & Products           228,322         75,559,578
*Samsung Heavy Industries Co. Ltd. ..............                Machinery                      5,382,332         25,149,167
Samsung SDI Co. Ltd. ............................    Electronic Equipment & Instruments           464,296         22,277,380
SK Corp. ........................................                Oil & Gas                      1,158,610         21,249,366
*SK Global.......................................     Trading Companies & Distributors            252,970          3,028,766
                                                                                                              --------------
                                                                                                                 300,927,922
                                                                                                              --------------
TAIWAN .3%
*Accton Technology Corp. ........................         Computers & Peripherals                   7,000             15,568
*Hon Hai Precision Industry Co. Ltd. ............    Electronic Equipment & Instruments           494,000          4,458,831
*UNI-President Enterprises Corp. ................              Food Products                    1,514,000          1,150,247
*Via Technologies Inc. ..........................    Electronic Equipment & Instruments           255,000          3,932,630
                                                                                                              --------------
                                                                                                                   9,557,276
                                                                                                              --------------
THAILAND 6.5%
*Advanced Info Service Public Co. Ltd., fgn. ....   Wireless Telecommunication Services            79,000            982,843
*American Standard Sanitaryware Public Co. Ltd.,
  fgn. ..........................................            Building Products                    284,200          1,304,168
*Bangkok Bank Public Co. Ltd. ...................                  Banks                          239,771            186,438
*Bangkok Bank Public Co. Ltd., fgn. .............                  Banks                        7,037,400          8,611,732
BEC World Public Co Ltd., fgn. ..................                  Media                          678,470          3,978,282
Chareon Pokphand Foods Public Co. Ltd., fgn. ....              Food Products                    4,517,856          6,795,500
*Charoen Pokphand Foods Public Co. Ltd., wts.,
  4/28/02........................................              Food Products                    2,392,728                  6
Electricity Generating Public Co. Ltd., fgn. ....            Electric Utilities                 1,325,600          1,419,381
Hana Microelectronics Co. Ltd., fgn. ............    Electronic Equipment & Instruments           819,600          6,266,362
*Jasmine International Public Co. Ltd., fgn. ....         Communications Equipment              8,478,300          2,269,526
*Land and House Public Co. Ltd., fgn. ...........            Household Durables                   745,345            389,537
PTT Exploration & Production Public Co. Ltd.,
  fgn. ..........................................                Oil & Gas                      1,813,000          8,781,899
*Serm Suk Public Co. Ltd. .......................                Beverages                        365,000            911,918
*Shin Corporations Public Company Ltd., fgn. ....         Communications Equipment              1,274,700          6,694,409
*Siam Cement Public Co. Ltd. ....................          Construction Materials                 784,150          8,676,127
*Siam Cement Public Co. Ltd., fgn. ..............          Construction Materials               1,149,280         21,564,565
*Siam Commercial Bank, cvt., 144A, 5.25%, cvt.
  pfd., fgn. ....................................                  Banks                       43,313,100         22,084,436
Siam Makro Public Company Ltd., fgn. ............             Specialty Retail                  2,791,400          3,608,005
*Telecomasia Corp. Public Co. Ltd., fgn. ........  Diversified Telecommunication Services       7,303,900          8,099,927
*Thai Airways International Public Co. Ltd.,
  fgn. ..........................................                 Airlines                      4,251,000          4,074,891
*Thai Farmers Bank Public Co. Ltd. ..............                  Banks                       21,444,042         15,034,064
*Thai Farmers Bank Public Co. Ltd., fgn. ........                  Banks                       28,505,758         23,981,900

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                  INDUSTRY                     SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
*Total Access Communication Public Co. Ltd. .....  Diversified Telecommunication Services       5,677,900     $   22,825,158
*United Communications Industries, fgn. .........         Communications Equipment              2,939,300          2,529,034
                                                                                                              --------------
                                                                                                                 181,070,108
                                                                                                              --------------
TURKEY 5.1%
Akbank...........................................                  Banks                    6,266,761,360         48,556,020
Akcansa Cimento Sanayi Ve Ticaret AS.............          Construction Materials              30,319,000            474,728
Arcelik AS, Br. .................................            Household Durables               820,189,836         40,380,613
*Dogan Sirketler Grubu Holding AS................          Diversified Financials             474,561,000         11,490,581
Haci Omer Sabanci Holding AS.....................          Diversified Financials              80,228,600            945,389
*Tupras-Turkiye Petrol Rafineleri AS.............                Oil & Gas                    748,384,100         39,261,474
                                                                                                              --------------
                                                                                                                 141,108,805
                                                                                                              --------------
UNITED STATES
*Seminis Inc., A.................................              Food Products                       19,800             51,975
                                                                                                              --------------
VENEZUELA 1.1%
Compania Anonima Nacional Telefonos de Venezuela,
  ADR............................................  Diversified Telecommunication Services       1,092,640         29,706,150
                                                                                                              --------------
TOTAL LONG TERM SECURITIES (COST
  $2,460,765,854)................................                                                              2,618,985,091
                                                                                                              --------------
                                                                                              PRINCIPAL
                                                                                              AMOUNT**
                                                                                            -------------
SHORT TERM INVESTMENTS (COST $177,452,026) 6.4%
U.S. Treasury Bills, 5.54% to 5.97%, with
  maturities to 10/12/00.........................                                           $ 179,139,000        177,548,630
                                                                                                              --------------
TOTAL INVESTMENTS (COST $2,638,217,880) 100.8%...                                                              2,796,533,721
OTHER ASSETS, LESS LIABILITIES (.8%).............                                                                (23,340,002)
                                                                                                              --------------
TOTAL NET ASSETS 100.0%..........................                                                             $2,773,193,719
                                                                                                              ==============

*Non-income producing.
**Securities denominated in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated persons" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at June 30, 2000, were $28,412,496.
                       See Notes to Financial Statements.
 18

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $2,638,217,880)...........................................    $2,796,533,721
 Cash.......................................................         2,421,576
 Receivables:
  Fund shares sold..........................................        48,634,673
  Dividends and interest....................................         8,097,850
                                                                --------------
      Total assets..........................................     2,855,687,820
                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................        60,933,420
  Fund shares redeemed......................................        14,582,630
  To affiliates.............................................         5,435,567
 Accrued expenses...........................................         1,542,484
                                                                --------------
      Total liabilities.....................................        82,494,101
                                                                --------------
Net assets, at value........................................    $2,773,193,719
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $    6,057,940
 Net unrealized appreciation................................       158,315,841
 Accumulated net realized loss..............................      (709,760,884)
 Beneficial shares..........................................     3,318,580,822
                                                                --------------
Net assets, at value........................................    $2,773,193,719
                                                                ==============
CLASS A:
 Net asset value per share ($2,288,809,649 / 174,482,970
  shares outstanding).......................................            $13.12
                                                                ==============
 Maximum offering price per share ($13.12 / 94.25%).........            $13.92
                                                                ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($14,418,246 / 1,111,798 shares outstanding)*.............            $12.97
                                                                ==============
CLASS C:
 Net asset value per share ($290,161,090 / 22,472,800 shares
  outstanding)*.............................................            $12.91
                                                                ==============
 Maximum offering price per share ($12.91 / 99.00%).........            $13.04
                                                                ==============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($179,804,734 / 13,711,956 shares outstanding)............            $13.11
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $5,519,150)
 Dividends..................................................    $38,497,278
 Interest...................................................      4,998,460
                                                                -----------
      Total investment income...............................                   $  43,495,738
Expenses:
 Management fees (Note 3)...................................     19,309,724
 Administrative fees (Note 3)...............................      1,444,511
 Distribution fees (Note 3)
  Class A...................................................      4,083,185
  Class B...................................................         71,624
  Class C...................................................      1,638,771
 Transfer agent fees (Note 3)...............................      3,380,000
 Custodian fees.............................................      1,850,000
 Reports to shareholders....................................        254,200
 Registration and filing fees...............................         75,400
 Professional fees..........................................         40,300
 Trustees' fees and expenses................................         79,500
 Other......................................................         42,208
                                                                -----------
      Total expenses........................................                      32,269,423
                                                                               -------------
            Net investment income...........................                      11,226,315
                                                                               -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     17,180,126
  Foreign currency transactions.............................     (4,404,531)
                                                                -----------
      Net realized gain.....................................                      12,775,595
      Net unrealized depreciation on investments............                    (552,564,443)
                                                                               -------------
Net realized and unrealized loss............................                    (539,788,848)
                                                                               -------------
Net decrease in net assets resulting from operations........                   $(528,562,533)
                                                                               =============

                       See Notes to Financial Statements.
 20

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000           YEAR ENDED
                                                                  (UNAUDITED)         DECEMBER 31, 1999
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   11,226,315        $   11,263,054
  Net realized gain (loss) from investments and foreign
   currency transactions....................................         12,775,595          (508,711,215)
  Net unrealized appreciation (depreciation) on
   investments..............................................       (552,564,443)        1,731,873,282
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       (528,562,533)        1,234,425,121

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................         (9,924,994)                   --
   Class B..................................................            (35,509)                   --
   Class C..................................................                 --                    --
   Advisor Class............................................         (1,138,229)                   --

 Beneficial share transactions (Note 2):
   Class A..................................................       (223,594,913)         (254,980,071)
   Class B..................................................          3,147,815            11,547,988
   Class C..................................................        (36,477,915)          (41,139,850)
   Advisor Class............................................         21,668,801            15,221,576
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................       (774,917,477)          965,074,764

Net assets:
 Beginning of period........................................      3,548,111,196         2,583,036,432
                                                                ---------------------------------------
 End of period..............................................     $2,773,193,719        $3,548,111,196
                                                                =======================================

Undistributed net investment income included in net assets:
 End of period..............................................     $    6,057,940        $    5,930,357
                                                                =======================================

                       See Notes to Financial Statements.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing or emerging market issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Certain countries in which the Fund invests have imposed restrictions on the repatriation of their currencies. Other countries have previously instituted currency exchange controls in the past during periods of serious imbalance in their balance of payments or upon the occurrence of other destabilizing events. Exchange control regulations may restrict the Fund's ability to convert investment income, capital, or the proceeds of securities into U.S. dollars. As of June 30, 2000, the Fund has investments with a value of approximately $46.7 million in countries with restrictions on the repatriation of their currencies or formal exchange controls currently in place.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers four classes of shares; Class A, Class B, Class C, and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                             JUNE 30, 2000                         DECEMBER 31, 1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   143,268,088    $ 2,005,383,724          197,849,068    $ 2,524,193,132
Shares issued on reinvestment of distributions....       581,038          8,535,213                   --                 --
Shares redeemed...................................  (158,847,211)    (2,237,513,850)        (219,369,270)    (2,779,173,203)
                                                    -----------------------------------------------------------------------
Net decrease......................................   (14,998,085)   $  (223,594,913)         (21,520,202)   $  (254,980,071)
                                                    =======================================================================

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                             JUNE 30, 2000                        DECEMBER 31, 1999+
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS B SHARES:
Shares sold.......................................       301,791    $     4,286,301              928,527    $    11,967,245
Shares issued on reinvestment of distributions....         2,225             32,389                   --                 --
Shares redeemed...................................       (88,090)        (1,170,875)             (32,655)          (419,257)
                                                    -----------------------------------------------------------------------
Net increase......................................       215,926    $     3,147,815              895,872    $    11,547,988
                                                    =======================================================================
                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                             JUNE 30, 2000                         DECEMBER 31, 1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS C SHARES:
Shares sold.......................................     5,173,865    $    71,174,824            8,925,949    $   112,803,533
Shares redeemed...................................    (7,799,762)      (107,652,739)         (12,679,609)      (153,943,383)
                                                    -----------------------------------------------------------------------
Net decrease......................................    (2,625,897)   $   (36,477,915)          (3,753,660)   $   (41,139,850)
                                                    =======================================================================
                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                             JUNE 30, 2000                         DECEMBER 31, 1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.......................................     3,863,410    $    54,330,314            7,552,205    $    96,653,070
Shares issued on reinvestment of distributions....        72,871          1,069,014                   --                 --
Shares redeemed...................................    (2,412,133)       (33,730,527)          (6,601,479)       (81,431,494)
                                                    -----------------------------------------------------------------------
Net increase......................................     1,524,148    $    21,668,801              950,726    $    15,221,576
                                                    =======================================================================
+Effective date of Class B shares was January 1, 1999.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 2000, there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $341,302 and $71,559, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At June 30, 2000, the net unrealized appreciation based on cost of investments for income tax purposes of $2,675,812,624 was as follows:

Unrealized appreciation.....................................  $ 468,682,111
Unrealized depreciation.....................................   (347,961,014)
                                                              -------------
Net unrealized appreciation.................................  $ 120,721,097
                                                              =============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and wash sales, and losses realized subsequent to October 31 on the sales of securities and foreign currencies.

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (CONT.)
At December 31, 1999, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryover expiring in:
          2006.................................   $ 44,971,158
          2007.................................    548,121,432
                                                  ------------
                                                  $593,092,590
                                                  ============

At December 31, 1999, the Fund had deferred capital losses occurring subsequent to October 31, 1999 of $46,586,222. For tax purposes, such losses will be reflected in the year end December 31, 2000.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000 aggregated $1,381,552,048 and $1,748,644,168, respectively.

TEMPLETON DEVELOPING MARKETS TRUST
Tax Designation

At December 31, 1999, more than 50% of the Templeton Developing Markets Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

TEMPLETON DEVELOPING MARKETS TRUST
Tax Designation (continued)

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record on March 2, 2000.

                                  CLASS A                          CLASS B                          CLASS C
                       ------------------------------------------------------------------------------------------------
                       FOREIGN TAXES   FOREIGN SOURCE   FOREIGN TAXES   FOREIGN SOURCE   FOREIGN TAXES   FOREIGN SOURCE
                           PAID            INCOME           PAID            INCOME           PAID            INCOME
       COUNTRY           PER SHARE       PER SHARE        PER SHARE       PER SHARE        PER SHARE       PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Argentina............    $ 0.0000         $ 0.0049        $ 0.0000         $ 0.0037        $ 0.0000         $ 0.0000
Austria..............      0.0004           0.0006          0.0004           0.0005          0.0004           0.0000
Brazil...............      0.0092           0.0134          0.0092           0.0102          0.0092           0.0000
Chile................      0.0018           0.0010          0.0018           0.0008          0.0018           0.0000
China................      0.0000           0.0011          0.0000           0.0008          0.0000           0.0000
Colombia.............      0.0001           0.0019          0.0001           0.0014          0.0001           0.0000
Czech Republic.......      0.0003           0.0003          0.0003           0.0002          0.0003           0.0000
Ecuador..............      0.0000           0.0001          0.0000           0.0000          0.0000           0.0000
Egypt................      0.0000           0.0001          0.0000           0.0001          0.0000           0.0000
Ghana................      0.0000           0.0001          0.0000           0.0001          0.0000           0.0000
Hong Kong............      0.0000           0.0036          0.0000           0.0026          0.0000           0.0000
Hungary..............      0.0012           0.0016          0.0012           0.0012          0.0012           0.0000
India................      0.0000           0.0013          0.0000           0.0010          0.0000           0.0000
Indonesia............      0.0009           0.0012          0.0009           0.0009          0.0009           0.0000
Israel...............      0.0008           0.0007          0.0008           0.0005          0.0008           0.0000
Malaysia.............      0.0016           0.0012          0.0016           0.0009          0.0016           0.0000
Mexico...............      0.0007           0.0059          0.0007           0.0044          0.0007           0.0000
Pakistan.............      0.0007           0.0009          0.0007           0.0007          0.0007           0.0000
Peru.................      0.0000           0.0007          0.0000           0.0005          0.0000           0.0000
Philippines..........      0.0005           0.0004          0.0005           0.0003          0.0005           0.0000
Poland...............      0.0005           0.0007          0.0005           0.0005          0.0005           0.0000
Russia...............      0.0001           0.0001          0.0001           0.0000          0.0001           0.0000
Singapore............      0.0066           0.0081          0.0066           0.0060          0.0066           0.0000
South Africa.........      0.0000           0.0089          0.0000           0.0066          0.0000           0.0000
South Korea..........      0.0023           0.0028          0.0023           0.0021          0.0023           0.0000
Sri Lanka............      0.0001           0.0001          0.0001           0.0000          0.0001           0.0000
Thailand.............      0.0002           0.0004          0.0002           0.0003          0.0002           0.0000
Turkey...............      0.0000           0.0039          0.0000           0.0029          0.0000           0.0000
United Kingdom.......      0.0000           0.0006          0.0000           0.0004          0.0000           0.0000
Venezuela............      0.0000           0.0045          0.0000           0.0033          0.0000           0.0000
                       ------------------------------------------------------------------------------------------------
TOTAL................    $ 0.0280         $ 0.0711        $ 0.0280         $ 0.0529        $ 0.0280         $ 0.0000
                       ================================================================================================

                               ADVISOR CLASS
                       ------------------------------
                       FOREIGN TAXES   FOREIGN SOURCE
                           PAID            INCOME
       COUNTRY           PER SHARE       PER SHARE
---------------------
Argentina............    $ 0.0000         $ 0.0074
Austria..............      0.0004           0.0009
Brazil...............      0.0092           0.0203
Chile................      0.0018           0.0016
China................      0.0000           0.0016
Colombia.............      0.0001           0.0028
Czech Republic.......      0.0003           0.0005
Ecuador..............      0.0000           0.0001
Egypt................      0.0000           0.0001
Ghana................      0.0000           0.0001
Hong Kong............      0.0000           0.0054
Hungary..............      0.0012           0.0025
India................      0.0000           0.0020
Indonesia............      0.0009           0.0018
Israel...............      0.0008           0.0010
Malaysia.............      0.0016           0.0019
Mexico...............      0.0007           0.0090
Pakistan.............      0.0007           0.0014
Peru.................      0.0000           0.0011
Philippines..........      0.0005           0.0006
Poland...............      0.0005           0.0010
Russia...............      0.0001           0.0001
Singapore............      0.0066           0.0122
South Africa.........      0.0000           0.0134
South Korea..........      0.0023           0.0043
Sri Lanka............      0.0001           0.0001
Thailand.............      0.0002           0.0007
Turkey...............      0.0000           0.0059
United Kingdom.......      0.0000           0.0009
Venezuela............      0.0000           0.0068
                       ------------------------------
TOTAL................    $ 0.0280         $ 0.1075
                       ==============================

In January 2001, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2000. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

[FRANKLIN TEMPLETON
INVESTMENTS LOGO]


SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Developing Markets Trust prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


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